Consolidated Balance Sheets - USD ($)		12 Months Ended
		Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Current assets:
Cash		$ 54,508	$ 5,630	$ 4,445
Income tax receivable		68,000
Prepaid expenses and deferred costs		107,111	17,037	7,050
Total current assets		229,619	22,667	11,495
Exploration and evaluation assets			417,123	733,337
Total assets		229,619	439,790	744,832
Current liabilities:
Accounts payable		466,127	25
Accrued liabilities		26,922	3,000
Withholdings taxes payable		116,187
Due to Parent		677,783	494,481	494,481
Total current liabilities		1,287,019	497,506	494,481
Asset retirement obligations		225,871	206,616	189,000
Total liabilities		1,512,890	704,122	683,481
Commitments and Contingencies (Note 14)
Stockholders’ equity (deficit):
Common stock - $0.001 par value, 300,000,000 shares authorized, 10,135,001 shares issued and outstanding as of November 30, 2022, and 9,500,001 shares issued and outstanding as at November 30, 2021 and 2020	[1]	10,135	9,500	9,500
Additional paid-in capital		3,827,957	3,108,874	2,737,246
Accumulated deficit		(5,121,363)	(3,382,706)	(2,685,395)
Total stockholders’ equity (deficit)		(1,283,271)	(264,332)	61,351
Total liabilities and stockholders’ equity (deficit)		229,619	439,790	744,832
Operating Expenses:
Exploration expenses		543,322	565,813	357,628
General & administrative expenses		1,172,810	113,882	128,785
Depreciation and accretion		19,255	17,616	108,597
Total operating expenses		1,735,387	697,311	595,010
Loss from operations		(1,735,387)	(697,311)	(595,010)
Other items
Foreign exchange loss		(3,270)
Loss before income taxes		(1,738,657)	(697,311)	(595,010)
Income tax expense
Net loss and comprehensive loss		$ (1,738,657)	$ (697,311)	$ (595,010)
Basic and diluted net loss per common share		$ (0.17)	$ (0.07)	$ (0.06)
Weighted average number of shares outstanding, basic and diluted	[2]	9,937,248	9,500,001	9,500,001

[1]	The shares and associated amounts have been retroactively restated to reflect a 2.714286-for-1 stock split of each issued and outstanding share of common stock, an increase in its authorized shares of common stock from 10,000,000 to 300,000,000, as well as the increase in par value to $0.001, which occurred in September 2022 (see Note 11).
[2]	The shares and associated amounts have been retroactively restated to reflect a 2.714286-for-1 stock split of each issued and outstanding share of common stock, an increase in its authorized shares of common stock from 10,000,000 to 300,000,000, as well as the increase in par value to $0.001, which occurred in September 2022 (see Note 11).